Key Management Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Schedule of Key Management our Directors and Senior Vice Presidents

(CAD$ in millions)	2020	2019
Salaries, bonuses, director fees and other short-term benefits	$19	$17
Post-employment benefits	8	9
Share option compensation expense	10	7
Compensation expense (recovery) related to Units	6	(1)
	$43	$32